Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Critical accounting estimates and judgements

3.	Critical accounting estimates and judgements

The preparation of consolidated financial statements in accordance with IFRS Accounting Standards requires management to make critical judgements, estimates, and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses recorded during the reporting period. In making estimates and judgements, management relies on historical experience, expectations, current trends and other factors that management believes to be relevant at the time at which the Company’s consolidated financial statements are prepared. Actual results may differ from those estimates.

Management reviews, on a regular basis, the Company’s accounting policies, assumptions, estimates and judgements in order to ensure that the consolidated financial statements are presented fairly and in accordance with IFRS Accounting Standards. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Critical accounting estimates and assumptions are those that have a significant risk of causing material adjustment and are often applied to matters or outcomes that are inherently uncertain and subject to change. As such, management cautions that future events often vary from forecasts and expectations and that estimates routinely require adjustment.

The following discusses the most significant accounting estimates and assumptions that the Company has made in the preparation of the consolidated financial statements.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)

Basis of preparation of the consolidated financial statements

These consolidated financial statements have been prepared on a going concern basis. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. Assessing the Company’s ability to continue as a going concern requires significant judgment, and is based on detailed financial forecasts, which incorporate significant estimates related to future sales, operating costs, research and development expenses, and capital expenditures. The Company believes that cash on hand and future cash flows from operations will be adequate to satisfy the Company’s financial liabilities, however no assurance can be provided. See note 1 and “liquidity risk” in note 24.

Business combinations

The accounting for business combinations necessitates significant estimates and judgements, particularly in identifying the acquirer, valuing consideration transferred, and measuring acquired assets and liabilities. These processes require assumptions regarding control, future cash flows and discount rates. Due to the inherent uncertainty in these assumptions, actual outcomes may differ from estimates, impacting intangibles, asset valuations, and overall financial reporting. Detailed information on valuation techniques and assumptions is provided in note 5.

Impairment of property and equipment

The Company is required to make judgments in assessing at the end of each reporting period whether there is any indication that an asset may be impaired. In making this assessment, the Company uses various indicators including, but not limited to, the Company’s market capitalization and sustained decreases in revenue and profitability. When such an indication exists, the Company makes a number of estimates when determining the recoverable amount of an asset or a cash-generating unit, see note 12.

Impairment of intangible assets

The impairment assessment related to intangibles assets requires management to estimate the recoverable amount, which is the higher of an asset’s fair value less costs of disposal and value in use. Based on this assessment, management determined that the intangible assets were impaired in the year ended December 31, 2024, see note 13.

License and collaboration arrangements with multiple elements

The Company enters into licensing and supply agreements related to the licensing, development, supply and distribution for macimorelin in various territories. Each agreement may contain specific terms or clauses that require careful analysis by management under IFRS 15 in order to ensure the appropriate accounting treatment is reached. The agreements may include non-refundable upfront payments and licensing fees, the provision of development services, pre- and post-commercialization milestone payments, royalties on future product sales derived from such license agreements, and supply arrangements. Management analyzes each agreement and applies significant judgement to determine whether contracts entered into at or near the same time should be accounted for as a single arrangement, whether all parts of the contract are scoped into IFRS 15, to identify all performance obligations, determine whether a performance obligation is distinct or should be combined with other promised goods and services, determine and allocate the transaction price on a relative stand-alone selling price basis, determine whether a combined performance obligation is satisfied at a point in time or over time, and, for performance obligations satisfied over time, in concluding upon the appropriate method of measuring progress to be applied for purposes of recognizing revenue. Breakage is an estimate of the reduction in forecasted product sales that will no longer be made. If the Company expects to be entitled to a breakage amount it recognizes the expected breakage amount as revenue in proportion to the pattern of rights exercised by the Customer. The breakage rate is reviewed on an ongoing basis and is estimated based on forecasted product sales. Any changes in the judgements or assumptions applied can give rise to a significant impact on the Company’s revenues and deferred revenues.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)

Employee future benefits

The determination of expenses, obligations and the Company’s share of the multi-employer plan assets associated with employee future benefits requires the use of assumptions, such as the discount rate to measure obligations, rate of pension benefit increases, the projected age of employees upon retirement and the expected rate of future compensation. Because the determination of the costs, obligations and the Company’s share of the multi-employer plan assets associated with employee future benefits requires the use of various assumptions, there is measurement uncertainty inherent in the actuarial valuation process. Actual results will differ from results that are estimated based on the aforementioned assumptions. Additional information is included in note 15 - Employee future benefits.

Research and development accruals

As part of the process of preparing our financial statements, management is required to estimate accrued expenses including those pertaining to the Company’s research and development expenses. This process involves reviewing open contracts and purchase orders, communicating with our personnel to identify services that have been performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost. If the actual timing of the performance of services or the level of effort varies from management’s estimate, the Company adjusts the accrued or prepaid expense balance accordingly. Although the Company does not expect estimates to be materially different from amounts actually incurred, if those estimates of the status and timing of services performed differ from the actual status and timing of services performed, the Company may report amounts that are too high or too low in any particular period.

Investment tax credits

The recognition of investment tax credits relating to the Company’s qualifying scientific research and experimental development expenditures requires management to estimate the amount and timing of recovery.

Taxation

The Company makes estimates in respect of recognition of the extent of deferred tax liabilities and tax assets. Full provision is made for future and current taxation at the rates of tax prevailing at the year-end unless future rates have been substantively enacted. These calculations represent our best estimate of the costs that will be incurred and recovered, but actual experience may differ from the estimates made and therefore affect future financial results. The effects would be recognized in profit or loss.

The Company recognizes the deferred tax benefit related to deferred tax assets to the amount that is probable to be realized. Assessing the recoverability of a portion or all of deferred tax assets requires management to make significant estimates of future taxable profit. In addition, future changes in tax laws could limit the ability of the Company to obtain tax deductions from deferred tax assets. Management considers projected future taxable income, the scheduled reversal of deferred tax assets, and tax planning strategies in making this assessment. The amount of the deferred tax asset considered realizable could change materially in future periods.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)